Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of debentures

									Contractual	Effective		12.31.2021	12.31.2020
					Issue	Number of	Final	Payment	financial	interest	Contract
Company	Issue	Characteristics	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
Copel	7th	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	01.19.2018	2	01.19.2021	Half-yearly	119.0% of DI	125.18% of DI	600,000	-	303,101
	8th		Payment of the 6th issue of debentures and working capital increase		06.14.2019	1	06.14.2022	Half-yearly	106.0% of DI	110.93% of DI	500,000	502,400	500,475
Copel GeT	3rd	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	10.20.2017	3	10.20.2022	Half-yearly	126.0% of DI	131.21% of DI	1,000,000	339,767	669,811
	4th		Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.		07.23.2018	3	07.23.2023	Half-yearly	126.0% of DI	133.77% of DI	1,000,000	690,311	1,010,625
	5th	(b)	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.		09.25.2018	5	09.15.2025	Half-yearly	IPCA + 7.6475%	IPCA+ 8.3295%	290,000	284,483	322,110
	6th (1st serie)	(c)	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.		07.15.2019	2	07.15.2024	Half-yearly	109.0% of DI	111.25% of DI	800,000	825,358	807,793
	6th (2nd serie)		Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects		07.15.2019	1	07.15.2025	Half-yearly	IPCA + 3.90%	IPCA+ 4.46%	200,000	237,650	215,265
	7th (1nd serie)		Reinforcement of the Issuer’s working capital; and (ii) the amortization and/or reimbursement of cash, of the principal portion of the debentures of each of the following issues of the Issuer: (a) 3rd (third) issue of the Issuer and (b) 4th (fourth) issue of the Issuer .		10.15.2021	2	10.15.2026	Half-yearly	DI + spread 1.38%	DI + spread 1.45%	1,133,363	1,148,216	-
	7th (2nd serie)		Investments for expansion, renovation or improvement and/or reimbursement of expenses within the scope of the Projects: Improvements of Usina Gov. Bento Munhoz da Rocha Netto; Implementation of the Assets of Lot “E”, from Aneel Auction No. 05/2015; Investments in Mata de Santa Genebra Transmissão S.A. and Bela Vista Geração de Energia S.A.		10.15.2021	3	10.15.2031	Half-yearly	IPCA + 5.7138% p.y.	IPCA + 6.1033% p.y.	366,637	374,658	-
Copel DIS	3rd	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	10.20.2017	2	10.20.2022	Half-yearly	126.0% of DI	130.85% of DI	500,000	254,824	502,358
	4th		Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.		09.27.2018	3	09.27.2023	Half-yearly	DI + spread 2.70%	CDI + 3.96%	1,000,000	684,185	1,011,796
	5th (1st serie)	(c)	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer’s electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		11.15.2019	3	11.15.2027	Half-yearly	IPCA + 4.20%	IPCA+ 4.61%	500,000	584,489	529,349
	5th (2nd serie)		Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.		11.15.2019	2	11.15.2022	Half-yearly	DI + spread 1.45%	CDI + 1.65%	350,000	177,187	351,479
	6th (1nd serie)		Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.		06.16.2021	2	06.15.2026	Half-yearly	CDI + spread 1.95%	CDI + 2.02%	1,000,000	1,005,102	-
	6th (2nd serie)		Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.		06.16.2021	3	06.15.2031	Half-yearly	IPCA + 4.7742%	IPCA + 5.1564%	500,000	529,366	-
Brisa Potiguar	2nd (1st serie)	(d)	Implementation of wind generating plants.	Real and personal guarantee and pledge of Copel GeT shares.	03.24.2016	192	07.15.2032	Monthly	TJLP + 2.02%	TJLP + 2.02%	147,575	100,240	109,677
	2nd (2nd serie)				03.24.2016	192	07.15.2032	Monthly	IPCA + 9.87%	IPCA+ 10.92%	153,258	131,630	130,449
Cutia	1st	(b)	Construction and implementation of wind generating plants.	Personal guarantee	03.20.2019	26	12.15.2031	Half-yearly	IPCA + 5.8813%	IPCA+ 6.83%	360,000	370,903	353,166
Compagás	2nd	(e)	Fund investment plan of the issuer.	Floating	04.15.2016	54	12.15.2021	Quarterly	TJLP + 2.17%	TJLP + 2.17%	33,620	-	3,000
						0			SELIC + 2.17%	SELIC + 2.17%	-	-	2,890
	3rd	(f)	Issuer’s investment plan fund.	Real	12.17.2019	18	06.28.2021	Monthly	DI + spread 0.88	5.68%	43,000	-	14,475
											Gross debt	8,240,769	6,837,819
											(-) Transaction cost	(93,152)	(80,338)
											Net debt	8,147,617	6,757,481
											Current	2,144,485	1,881,411
											Noncurrent	6,003,132	4,876,070
(a) Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(b) Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(c) Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(d) Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus e Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
(e) Simple registered debentures, single series, with private issue and exclusive placement by BNDESPAR. Guarantor: Compagás. Trustee: BNDES Participações S.A. BNDESPAR.
(f) Simple and registered debentures, with a single series, in private issue, with public distribution of restricted efforts. Guarantor: Compagás. Trustee: Simplific Pavarini DTVM Ltda.

Schedule of maturity of noncurrent installments

12.31.2021	Gross debt	(-) Transaction cost	Net debt
2023	1,183,452	(16,356)	1,167,096
2024	514,671	(11,296)	503,375
2025	1,617,055	(9,610)	1,607,445
2026	1,324,561	(7,473)	1,317,088
2027	253,651	(6,328)	247,323
After 2027	1,179,645	(18,840)	1,160,805
	6,073,035	(69,903)	6,003,132

Schedule of changes in debentures

Balance as of January 1, 2020	8,429,710
Charges and monetary variations	453,951
Amortization - principal	(1,046,295)
Payment - charges	(422,295)
Reclassification (a)	(657,590)
Balance as of December 31, 2020	6,757,481
Funding	3,000,000
(-) Transaction costs	(35,030)
Charges and monetary variations	658,653
Amortization - principal	(1,852,048)
Payment - charges	(361,073)
Reclassification (a)	(20,366)
Balance as of December 31, 2021	8,147,617
(a) Reclassification to Assets classified as held for sale (Note 41).

Schedule of financial covenants

Company	Contract	Annual financial ratio	Limit
Copel	7th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	≤ 3.5 ≥ 1.5
8th issue of Debentures
Copel GeT	3rd issue of Debentures
4th issue of Debentures
5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
Copel DIS	3rd issue of Debentures
4th issue of Debentures
5th issue of Debentures
6th issue of Debentures
Nova Asa Branca I		Debt service coverage ratio	≥ 1.3
Nova Asa Branca II
Nova Asa Branca III	2nd issue of Debentures
Nova Eurus IV
Ventos de Santo Uriel
Cutia	1st issue of Debentures	Debt service coverage ratio (a)	≥ 1.2
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A.